UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures.
Growth continued in 2021’s second half as the reopening of
businesses, widespread vaccinations and federal assistance
programs boosted consumer spending. Third-quarter 2021
growth was slower as the swiftly spreading Delta variant
hindered global supply chains. The U.S. economy contracted
in 2022’s first quarter given a record trade deficit and a
decline in inventory investment, while consumer spending
expanded more slowly. Inflation increased during the
12-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During much of this period, the U.S. Federal Reserve
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve began
reversing its quantitative easing measures, decreasing its
monthly asset purchases starting in November 2021, and
ending purchases by March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May and 0.75% in June, for a total of 1.50%, increasing the
rate from 0.25% to 1.75% during the period. Additionally, the
Federal Reserve stated its intention to continue reducing
its U.S. Treasury, government agency debt and mortgage-
backed securities holdings, and reiterated its anticipation of ongoing increases to combat inflation.
During the 12-month period ended June 30, 2022, municipal
bonds, as measured by the Bloomberg Municipal Bond
Index, posted a -8.57% cumulative total return.
1
After
benefiting from strong demand that supported strong
municipal bond valuations early in the reporting period, by
the end of 2021 and through period-end, valuations declined
amid increased U.S. Treasury bond volatility influenced by
the expectation and implementation of tighter monetary
policy.
Franklin California Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond team. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage your
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of June
30, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin California Intermediate-Term
Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered
Public Accounting Firm 43
Tax Information 44
Board Members and Officers 45
Shareholder Information 50
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin California Intermediate-Term
Tax-Free Income Fund covers the fiscal year ended June 3 0 ,
202 2 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and California personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of three to 10
years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.16 on June 30, 2021, to $10.98
on June 30, 2022. The Fund’s Class A shares paid dividends
totaling 23.8938 cents per share for the reporting period.
2
The Performance Summary beginning on page 5 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.16%, based on an annualization of
June’s 2.0195 cents per share dividend and the maximum
offering price of $11.23 on June 30, 2022. An investor in the
2022 maximum combined effective federal and California
personal income tax bracket of 53.10% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.61%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the 12 months ending June 30, 2022, persistent
consumer inflation replaced COVID-19 worries at the
top of many investors’ minds as multi-decade high price
increases spurred central banks to swiftly remove monetary
accommodations put in place during the worst of the
pandemic. Ongoing global supply chain woes and large
increases in commodity prices, partially due to the February
2022 Russian invasion of Ukraine, were met with resilient
U.S. consumer demand, causing inflation to rise at a rapid
pace. As the U.S. Federal Reserve turned more hawkish,
U.S. Treasury (UST) yields increased rapidly in the first half of 2022 across maturities.
The municipal bond (muni) market experienced strong
performance in the second half of 2021, but higher market
volatility took its toll at the beginning of 2022, leading to the worst first quarter performance in over four decades.
Muni bond yield ratios compared to UST ratios worsened
substantially. Technical conditions reflected the impact of
negative fund flows, beginning in January 2022, which
were somewhat blunted by negative net supply of bonds.
Fundamentals remained strong with state and local
authorities projecting surpluses for the fiscal year.
For the 12-month period, U.S. fixed income sectors generally performed better relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -10.62%
total return for the period.
3
In contrast, investment-grade
munis, as measured by the Bloomberg Municipal Bond
Index, posted a -8.57% total return.
3
USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -8.90% total
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-14.19% total return.
3
State Update
During the 12-month period, California’s large, diverse
economy, with its recent trend of strong revenue
performance, and the use of surplus funds to build reserves, has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 7.9% and ended at 4.2%, compared
with the 3.6% national rate. State revenue growth has
been strong as tax collections in recent fiscal years (FYs)
have exceeded projections, and budgets for FY 2022 and
2023 featured large amounts of one-time spending while
maintaining healthy levels of reserves. California’s net tax-
supported debt was $2,144 per capita and 3.0% of personal
income, compared with the $1,039 and 1.9% national
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds’ an Aa2 rating with a stable outlook.
5
The rating reflected Moody’s view of the state’s large and
diverse economy, strong revenue collection throughout the
pandemic, and use of surpluses to build reserves. Moody’s
noted challenges, including high revenue volatility given
the state’s disproportionate dependence on income taxes,
constrained flexibility to adjust spending and revenue, and a high cost of living contributing to accelerating outmigration.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
6/30/22
% of Total
Investments*
**
Utilities 22.78%
Transportation 12.33%
Special Tax 11.99%
Housing 9.79%
Local 8.61%
Health Care 8.40%
Education 7.44%
Refunded 6.89%
State General Obligation 6.18%
Lease 2.24%
Other Revenue Bonds 2.19%
Industrial Dev. Revenue and Pollution Control 1.16%
*
Does not include cash and cash equivalents.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21
.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of June 30, 2022
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year -7.84% -9.91%
5-Year +2.71% +0.08%
10-Year +18.74% +1.50%
Advisor
1-Year -7.51% -7.51%
5-Year +3.80% +0.75%
10-Year +20.59% +1.89%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.16% 4.61% 2.23% 2.11% 4.75% 4.50%
Advisor 2.45% 5.22% 2.52% 2.40% 5.37% 5.12%
See page 7 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/1/12–6/30/22)
Advisor Class
(7/1/12–6/30/22)

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 10/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg Municipal M.F. California Intermediate Index measures the performance of investment-grade California municipal bonds with maturities of at least five years and less than 10 years.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/21–6/30/22)
Share Class
Net Investment
Income
A $0.238938
A1 $0.256619
C $0.191703
R6 $0.271841
Advisor $0.268368
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.80%
Advisor 0.49% 0.55%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $920.80 $3.63 $1,021.02 $3.82 0.76%
A1 $1,000 $922.30 $2.92 $1,021.75 $3.07 0.61%
C $1,000 $919.30 $5.54 $1,019.02 $5.83 1.17%
R6 $1,000 $923.10 $2.28 $1,022.42 $2.40 0.48%
Advisor $1,000 $922.90 $2.44 $1,022.26 $2.56 0.51%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2019
a
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.16 $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
...................................... 0.24 0.25 0.27 0.25
Net realized and unrealized gains (losses) ........................ (1.18) 0.07 0.04 0.30
Total from investment operations ................................. (0.94) 0.32 0.31 0.55
Less distributions from:
Net investment income ....................................... (0.24) (0.25) (0.27) (0.26)
Net asset value, end of year .................................... $10.98 $12.16 $12.09 $12.05
Total return
d
................................................ (7.84)% 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.81% 0.79% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
................... 0.74% 0.74% 0.74% 0.74%
Net investment income ........................................ 2.05% 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of year (000’s) .................................. $339,459 $365,239 $226,216 $96,795
Portfolio turnover rate ......................................... 29.01% 9.20% 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.15 $12.08 $12.04 $11.80 $12.03
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.27 0.29 0.32 0.33
Net realized and unrealized gains (losses) ........... (1.17) 0.07 0.04 0.26 (0.24)
Total from investment operations .................... (0.91) 0.34 0.33 0.58 0.09
Less distributions from:
Net investment income .......................... (0.26) (0.27) (0.29) (0.34) (0.32)
Net asset value, end of year ....................... $10.98 $12.15 $12.08 $12.04 $11.80
Total return
c
................................... (7.62)% 2.84% 2.79% 4.98% 0.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.66% 0.65% 0.64%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.59% 0.59% 0.59% 0.61%
Net investment income ........................... 2.20% 2.22% 2.42% 2.73% 2.74%
Supplemental data
Net assets, end of year (000’s) ..................... $515,347 $668,093 $710,743 $761,434 $846,856
Portfolio turnover rate ............................ 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $12.13 $12.09 $11.85 $12.08
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.20 0.23 0.26 0.26
Net realized and unrealized gains (losses) ........... (1.18) 0.07 0.04 0.25 (0.23)
Total from investment operations .................... (0.99) 0.27 0.27 0.51 0.03
Less distributions from:
Net investment income .......................... (0.19) (0.20) (0.23) (0.27) (0.26)
Net asset value, end of year ....................... $11.02 $12.20 $12.13 $12.09 $11.85
Total return
c
................................... (8.18)% 2.26% 2.22% 4.39% 0.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.20% 1.21% 1.20% 1.19%
Expenses net of waiver and payments by affiliates
d
...... 1.14% 1.14% 1.14% 1.14% 1.16%
Net investment income ........................... 1.63% 1.66% 1.87% 2.18% 2.19%
Supplemental data
Net assets, end of year (000’s) ..................... $54,420 $101,559 $139,835 $170,241 $221,016
Portfolio turnover rate ............................ 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
Year Ended
June 30, 2018
a
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $12.12 $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.28 0.31 0.34 0.32
Net realized and unrealized gains (losses) ........... (1.18) 0.07 0.05 0.25 (0.30)
Total from investment operations .................... (0.90) 0.35 0.36 0.59 0.02
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.31) (0.35) (0.31)
Net asset value, end of year ....................... $11.01 $12.18 $12.12 $12.07 $11.83
Total return
d
................................... (7.48)% 2.88% 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.52% 0.51% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
f
...... 0.46% 0.45% 0.46% 0.46% 0.49%
Net investment income ........................... 2.35% 2.33% 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $36,294 $28,080 $19,007 $16,310 $12,773
Portfolio turnover rate ............................ 29.01% 9.20% 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $12.12 $12.08 $11.83 $12.06
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.28 0.30 0.34 0.34
Net realized and unrealized gains (losses) ........... (1.17) 0.06 0.04 0.26 (0.23)
Total from investment operations .................... (0.90) 0.34 0.34 0.60 0.11
Less distributions from:
Net investment income .......................... (0.27) (0.28) (0.30) (0.35) (0.34)
Net asset value, end of year ....................... $11.01 $12.18 $12.12 $12.08 $11.83
Total return .................................... (7.51)% 2.85% 2.89% 5.15% 0.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.55% 0.56% 0.55% 0.54%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.49% 0.49% 0.51%
Net investment income ........................... 2.30% 2.31% 2.52% 2.83% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $613,805 $716,600 $637,015 $592,893 $600,698
Portfolio turnover rate ............................ 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2022
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
California 95.6%
ABAG Finance Authority for Nonprofit Corp. ,
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ $ 1,000,000 $ 1,023,760
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,022,114
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,472,470
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 9,855,708
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 410,968
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,463,865
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 9,150,253
Revenue, 2021 B-2, Mandatory Put, 1.36%, 8/01/31 ........................ 25,000,000 23,818,933
c
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 20,234,780
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,728,508
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 591,094
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 2,980,607
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,555,824
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,277,841
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 336,155
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 393,886
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 602,660
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 642,723
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 594,920
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 576,855
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 587,885
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 270,814
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,155,570
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 342,267
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 325,513
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 263,530
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 415,250
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 461,787
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 244,135
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 269,994
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 322,690
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 360,872
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 294,530
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 581,244
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,057,807
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,109,461
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 630,358
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,093,138
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,127,417
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/39 ................ 1,245,000 1,167,751
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,116,274
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,336,146
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,078,928
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,884,221

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. $ 1,500,000 $ 1,612,243
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,148,188
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,143,714
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,476,690
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. 120,000 120,195
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 237,111
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 565,673
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 648,186
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 263,390
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 463,844
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 1,924,545
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,006,031
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,213,014
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,793,832
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,716,885
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,123,513
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,378,027
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,316,848
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,698,377
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,366,726
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,305,206
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,053,109
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,284,382 5,226,922
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,503,884 8,326,868
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,178,612
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,334,164
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,278,185
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,713,006
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,966,373
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,869,186
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 510,709
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,440,139
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,058,464
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,127,133
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,050,413
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,101,346
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 119,064
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 118,357
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 152,255
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 156,533

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. $ 185,000 $ 180,441
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 165,139
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 767,866
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 120,000 103,625
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 503,251
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 413,186
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 4,125,000 3,583,763
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/37 ................ 1,200,000 1,189,801
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ 1,400,000 1,364,563
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,061,862
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,288,606
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,504,497
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,370,432
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,046,930
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,151,891
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,605,889
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,116,952
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,144,972
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 1,891,157
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,419,937
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,288,421
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,131,007
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 2,865,418
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,329,007
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 3,696,953
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,272,204
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,265,403
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,414,151
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,098,396
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 201,799
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 306,412
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 305,756
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 255,360
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 357,393
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 254,712
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 354,727
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 402,794
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 349,236
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 247,035
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 295,521
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 293,731
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 390,635

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... $ 105,000 $ 108,015
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 113,222
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 118,272
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 246,225
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 118,919
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 249,151
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 260,782
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 475,566
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,177,627
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 15,000,000 13,739,090
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 883,128
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,100,000 1,179,072
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,239,031
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,628,857
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,056,300
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,044,248
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,058,096
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,085,316
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,648,408
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 8,000,000 8,203,611
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 5,623,627
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,757,226
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,061,921
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 965,832
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,384,809
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,482,408
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,063,934
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,417,294
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,319,845
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,823,668
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,412,045
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,023,534
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,730,000 3,841,106
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,948,915
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,203,117
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,081,583
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,078,965
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,084,771
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,542,174
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 855,000
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 4,580,138
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 246,448
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 290,978
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 388,010
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 409,481

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... $ 420,000 $ 429,751
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 408,030
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 364,674
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 666,736
a
California School Finance Authority ,
d
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 577,483
d
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 788,233
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 680,771
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 316,062
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 339,394
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 104,198
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 110,994
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 117,494
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 107,776
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 108,493
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 108,858
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 108,879
California State Public Works Board ,
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,573,674
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 7,227,106
State of California Department of General Services, Revenue, 2021 D, 5%, 11/01/33 2,790,000 3,212,326
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 17,323,240
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,396,104
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 845,768
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 821,310
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 615,000 616,414
c
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 505,361
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 409,504
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 414,634
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 647,821
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 426,456
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 721,475
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 461,223
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 789,957
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 492,719
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 495,153
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,608,508

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... $ 1,520,000 $ 1,654,351
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,698,613
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,722,529
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,063,790
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,329,738
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 517,480
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,043,150
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,486,920
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,059,555
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,086,819
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn ., 8/01/22 .......................................... 10,445,000 10,432,568
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 113,623
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 141,403
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 281,473
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 392,895
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 448,185
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 2,000,000 1,768,557
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,240,749
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,674,047
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,020,629
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 324,491
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 243,157
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 521,684
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 568,415
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 365,246
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 570,076
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 500,205
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,067,024
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/46 400,000 341,180
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 425,000 354,445
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 321,048
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 398,609
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 606,625
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 188,301
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 205,072
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 235,735

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/37 .................................. $ 2,475,000 $ 2,751,184
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,250,000 2,496,085
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,342,454
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,288,782
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 6,159,099
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,597,565
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 6,293,459
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/37 ............. 4,800,000 5,136,878
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,203,869
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,523,832
Department of Airports, Revenue, 2019 D, 5%, 5/15/35 ..................... 2,000,000 2,144,356
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,375,185
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 3,000,000 3,194,878
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,627,086
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,383,454
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,195,499
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 6,044,913
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/31 ............. 920,000 1,063,250
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/32 ............. 920,000 1,058,905
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 333,182
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 279,536
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,405,792
City of Moreno Valley ,
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/31 .... 250,000 242,265
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/37 .... 750,000 703,860
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 171,007
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 173,667
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 173,826
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 269,419
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 436,357
City of Palm Desert ,
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/30 ........................................................ 195,000 193,020
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/33 ........................................................ 220,000 213,994
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/36 ........................................................ 250,000 239,563
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 2%, 9/02/22 ............................................ 235,000 234,816
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 682,528
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 787,624
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,143,868
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 1,000,000 1,004,883
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,280,000 1,285,987

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... $ 230,000 $ 232,832
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 201,546
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 175,277
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,159,456
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 5,006,717
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 652,673
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,285,959
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,632,968
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,092,436
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,876,945
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,622,284
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,176,991
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,408,374
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,362,615
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,349,128
Electric System, Revenue, 2021 A, 5%, 4/01/27 ........................... 1,750,000 1,890,842
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,000,000 2,171,020
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 594,632
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 728,830
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 528,404
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 647,811
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,209,141
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,589,158
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,434,541
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,323,633
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,614,578
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 5,066,348
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,055,065
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,103,672
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 50,000 47,571
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 720,337
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 350,727
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 855,120
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 590,000 544,046
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 8,100,455
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 5,794,641
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,500,000 12,824,348
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,434,607
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,507,016
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,867,670

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Del Mar Race Track Authority, (continued)
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ $ 1,125,000 $ 1,069,436
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,514,873
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,079,847
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,034,833
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,690,537
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,152,160
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,383,088
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 422,473
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 363,810
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 837,723
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 802,778
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,749,874
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,216,334
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 24,144,150 21,399,750
Folsom Public Financing Authority ,
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/23 .................................................... 1,005,000 1,009,807
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/24 .................................................... 1,055,000 1,061,066
Fontana Public Facilities Financing Authority ,
Special Tax, 2021 A, Refunding, 4%, 9/01/23 ............................. 450,000 460,568
Special Tax, 2021 A, Refunding, 4%, 9/01/24 ............................. 1,225,000 1,248,626
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,354,231
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,703,954
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/25 .......................... 2,500,000 2,440,551
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/26 .......................... 3,760,000 3,744,719
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/27 .......................... 6,395,000 6,489,578
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/29 .............. 19,895,000 20,770,169
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/34 .............. 3,000,000 1,891,193
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 321,007
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 371,644
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 341,544
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 385,259
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 429,132
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 503,905
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 297,775
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 437,878
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,036,722
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,078,191
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/31 ........................... 1,000,000 1,139,519
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/32 ........................... 8,135,000 9,269,990
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/33 ........................... 10,000,000 11,395,194
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 9,000,000 10,255,675
Imperial Community College District , GO , 2012 , Refunding , AGMC Insured , 5% ,
8/01/22 ......................................................... 1,170,000 1,173,126
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,114,297
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,221,982

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Imperial Irrigation District, (continued)
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... $ 1,520,000 $ 1,685,761
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 4,500,007
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,048,724
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,139,328
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,622,701
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 1,803,202
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,170,320
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,101,841
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,840,000 1,988,903
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 813,114
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,224,860
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,404,959
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,265,301
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,289,907
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 2,586,404
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 2,742,902
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 201,299
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 225,821
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 187,538
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 197,367
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 212,708
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 238,822
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 281,015
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 275,647
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 264,193
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 300,712
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 326,409
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,850,664
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,181,271
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,058,887
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,350,081
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 561,210
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,007,649
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,080,094
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,105,034
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,243,440
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,625,843
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,272,054
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,673,464
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,807,971
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 730,238
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,184,000
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,157,920
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 669,919
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,652,852
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,428,457
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 826,968
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,673,126
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,999,337

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, (continued)
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... $ 1,755,000 $ 1,911,368
Sales Tax, Revenue, 2019 A, 5%, 7/01/39 ............................... 5,765,000 6,363,347
Sales Tax, Revenue, Senior Lien, 2012 B, Refunding, 5%, 7/01/23 ............. 5,000,000 5,000,000
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ 5,135,000 5,215,122
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,565,096
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,751,628
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,113,019
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,693,076
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,235,974
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,210,877
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 25,299,333
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 11,163,690
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,775,358
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/35 ................... 335,000 379,014
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/36 ................... 725,000 818,894
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,602,058
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/36 ................... 4,500,000 5,082,793
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 10,535,000 11,824,272
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 13,775,239
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,370,199
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 32,692,563
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 5,003,182
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,005,909
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,327,154
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,331,769
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 425,065
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 600,853
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,750,000 1,547,488
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 479,125
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 733,041
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,268,831
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,487,762
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,353,340
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,669,747
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,176,075
Revenue, 2016 A, Refunding, 5%, 7/01/28 ............................... 5,000,000 5,432,664
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 14,112,111
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn ., 8/01/24 .................... 7,500,000 7,096,624
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 118,147
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 126,442
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 135,191
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 143,904
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 158,890
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 133,625
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 142,472

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District, (continued)
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... $ 200,000 $ 150,363
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 155,717
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 166,250
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,200,000
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn ., 8/01/28 ....
6,000,000 6,498,290
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 426,371
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 340,145
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 304,255
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 325,000 328,956
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 312,256
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 300,491
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 299,613
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 271,986
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/35 ....................................................... 1,000,000 1,012,172
Murrieta Financing Authority ,
Special Tax, 2012, ETM, 5%, 9/01/22 ................................... 1,495,000 1,503,714
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,820,551
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,005,829
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn ., 8/01/22 ................... 11,750,000 11,735,932
GO, 2012, Refunding, AGMC Insured, Zero Cpn ., 8/01/23 ................... 3,200,000 3,123,908
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,565,205
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,634,823
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,695,855
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,526,007
Oxnard Financing Authority , Special Tax, Senior Lien , 2012 A , 5% , 9/02/26 ........
1,020,000 1,025,650
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,096,691
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,214,430
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 110,866
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 499,820
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 698,413
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 805,008
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 926,491
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,766,106
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,916,512
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,516,661
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,245,000 2,458,884
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ 385,000 339,340
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 276,825

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California , Medical Center , Revenue , 2022 P , 4% , 5/15/53
$ 7,500,000 $ 7,155,043
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 632,678
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,610,781
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
3,550,000 3,769,119
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2021 B-1, Refunding, 4%, 6/01/46 .................... 1,000,000 941,839
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 7,805,000 8,452,518
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 331,630
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 519,239
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,139,046
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,049,570
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,047,968
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,217,973
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,391,770
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,577,540
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,773,791
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,181,638
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 394,010
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,146,175
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014 A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,105,485
Sacramento Municipal Utility District ,
Revenue, 2020 H, 5%, 8/15/36 ........................................ 7,465,000 8,425,132
Revenue, 2020 H, 5%, 8/15/38 ........................................ 5,025,000 5,631,985
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,810,508
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,327,927
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 3,934,944
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,084,285
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 1,250,000 1,353,796
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 9,250,000 9,897,323
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 958,658
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 954,172
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,730,220
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,619,610
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,361,979
GO, 2020 C-1, 4%, 8/01/34 .......................................... 3,475,000 3,607,057
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,251,465
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,128,899
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,057,517
Revenue, Second Series, 2019 H, ETM, 5%, 5/01/24 ....................... 15,040,000 15,806,297
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,062,322
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,060,703
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,138,923

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ $ 7,055,000 $ 7,069,896
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,132,353
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,161,761
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,271,755
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 19,000,000 16,923,275
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/29 ................... 10,000,000 10,722,566
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,232,673
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,629,455
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,125,840
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,663,576
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,177,309
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,068,953
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,118,926
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,804,964
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 246,215
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 103,549
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 721,661
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 576,021
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,089,341
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,294,680
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,336,218
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 16,436,695
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 15,932,017
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 11,328,776
GO, Refunding, 5%, 9/01/28 ......................................... 5,030,000 5,751,132
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,097,978
GO, 5%, 10/01/29 ................................................. 1,470,000 1,704,591
GO, Refunding, 5%, 10/01/29 ......................................... 1,720,000 1,994,488
GO, Refunding, 5%, 11/01/29 ......................................... 5,780,000 6,708,997
GO, 5%, 4/01/30 .................................................. 3,725,000 4,273,311
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 11,471,977
GO, Refunding, 5%, 9/01/30 ......................................... 5,540,000 6,472,524
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,214,469
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,210,205
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 37,377
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,880,749
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,552,764
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,346
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 48,055
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 14,108,425
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,778,545
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/38 ............................................ 1,300,000 1,247,681

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California, (continued)
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ $ 1,150,000 $ 1,096,961
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,692,941
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,055,698
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 526,339
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 570,691
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 500,000 564,405
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,125,171
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,178,922
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,049,975
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,635,495
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,079,078
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,157,039
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,931,056
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,070,618
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 254,441
GO, D, 4%, 8/01/36 ................................................ 300,000 301,986
GO, D, 4%, 8/01/37 ................................................ 300,000 301,175
GO, D, 4%, 8/01/38 ................................................ 545,000 545,553
GO, D, 4%, 8/01/39 ................................................ 750,000 748,291
GO, D, 4%, 8/01/40 ................................................ 735,000 731,329
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 200,000
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 205,605
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 208,752
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 228,033
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 295,442
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 432,442
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 433,973
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 381,003
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 355,265
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 378,321
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 700,637
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 269,847
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 721,779
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 283,237
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,129,579
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 577,102
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 589,109
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,124,876

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Basin Municipal Water District, (continued)
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... $ 2,630,000 $ 2,824,637
1,490,829,691
Wisconsin 0.6%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/22 ................................................... 9,000,000 8,927,224
U.S. Territories 0.9%
Guam 0.1%
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/22 .
2,000,000 2,016,535
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,085,151
e
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 4,256,250
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,246,307
11,587,708
Total U.S. Territories .................................................................... 13,604,243
Total Municipal Bonds (Cost $1,546,413,112) ...................................
1,513,361,158
a a a a
Short Term Investments 3.4%
Municipal Bonds 3.4%
California 3.4%
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.47% , 10/01/41 .................................. 3,000,000 3,000,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.53% , 7/01/36 ........................... 14,500,000 14,500,000
f
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.52%, 5/15/48 .......... 25,100,000 25,100,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.5%, 5/15/48 ........... 2,500,000 2,500,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.48%, 5/15/48 .......... 7,400,000 7,400,000
52,500,000
Total Municipal Bonds (Cost $52,500,000) ......................................
52,500,000
Total Short Term Investments (Cost $52,500,000 ) ................................
52,500,000
a
Total Investments (Cost $1,598,913,112) 100.5% .................................
$1,565,861,158
Other Assets, less Liabilities (0.5)% ...........................................
(6,536,385)
Net Assets 100.0% ...........................................................
$1,559,324,773

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

See abbreviations on page 42 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $77,941,898, representing 5.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,598,913,112
Value - Unaffiliated issuers .................................................................. $1,565,861,158
Cash .................................................................................... 5,022,759
Receivables:
Capital shares sold ........................................................................ 5,183,528
Interest ................................................................................. 17,081,280
Total assets .......................................................................... 1,593,148,725
Liabilities:
Payables:
Investment securities purchased .............................................................. 22,054,216
Capital shares redeemed ................................................................... 10,149,778
Management fees ......................................................................... 418,273
Distribution fees .......................................................................... 141,835
Transfer agent fees ........................................................................ 259,880
Trustees' fees and expenses ................................................................. 1,215
Distributions to shareholders ................................................................. 518,600
Accrued expenses and other liabilities ........................................................... 280,155
Total liabilities ......................................................................... 33,823,952
Net assets, at value ................................................................. $1,559,324,773
Net assets consist of:
Paid-in capital ............................................................................. $1,669,811,898
Total distributable earnings (losses) ............................................................. (110,487,125)
Net assets, at value ................................................................. $1,559,324,773

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $339,458,663
Shares outstanding ........................................................................ 30,907,455
Net asset value per share
a
.................................................................. $10.98
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.23
Class A1:
Net assets, at value ....................................................................... $515,347,314
Shares outstanding ........................................................................ 46,950,709
Net asset value per share
a
.................................................................. $10.98
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.23
Class C:
Net assets, at value ....................................................................... $54,420,290
Shares outstanding ........................................................................ 4,937,659
Net asset value and maximum offering price per share
a
............................................. $11.02
Class R6:
Net assets, at value ....................................................................... $36,293,821
Shares outstanding ........................................................................ 3,297,721
Net asset value and maximum offering price per share ............................................. $11.01
Advisor Class:
Net assets, at value ....................................................................... $613,804,685
Shares outstanding ........................................................................ 55,769,601
Net asset value and maximum offering price per share ............................................. $11.01
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $49,703,493
Expenses:
Management fees (Note 3 a ) ................................................................... 8,209,446
Distribution fees: (Note 3c )
    Class A ................................................................................ 942,433
    Class A1 ............................................................................... 609,663
    Class C ................................................................................ 474,833
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 267,004
    Class A1 ............................................................................... 427,502
    Class C ................................................................................ 49,644
    Class R6 ............................................................................... 12,602
    Advisor Class ............................................................................ 483,846
Custodian fees (Note 4 ) ...................................................................... 10,170
Reports to shareholders fees .................................................................. 51,053
Registration and filing fees .................................................................... 27,786
Professional fees ........................................................................... 80,335
Trustees' fees and expenses .................................................................. 17,671
Other .................................................................................... 264,731
Total expenses ......................................................................... 11,928,719
Expense reductions (Note 4 ) ............................................................... (1,889)
Expenses waived/paid by affiliates (Note 3f) .................................................... (1,189,229)
Net expenses ......................................................................... 10,737,601
Net investment income ................................................................ 38,965,892
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (19,403,129)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (157,308,215)
Net realized and unrealized gain (loss) ............................................................ (176,711,344)
Net increase (decrease) in net assets resulting from operations .......................................... $(137,745,452)

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $38,965,892 $39,888,397
Net realized gain (loss) ................................................. (19,403,129) 470,622
Net change in unrealized appreciation (depreciation) ........................... (157,308,215) 8,948,899
Net increase (decrease) in net assets resulting from operations ................ (137,745,452) 49,307,918
Distributions to shareholders:
Class A ............................................................. (7,647,861) (6,221,285)
Class A1 ............................................................ (13,290,453) (15,382,894)
Class C ............................................................. (1,178,242) (1,906,154)
Class R6 ............................................................ (798,481) (531,610)
Advisor Class ........................................................ (15,619,501) (15,963,861)
Total distributions to shareholders .......................................... (38,534,538) (40,005,804)
Capital share transactions: (Note 2 )
Class A ............................................................. 11,666,915 138,106,073
Class A1 ............................................................ (93,011,453) (46,636,460)
Class C ............................................................. (40,400,834) (39,101,673)
Class R6 ............................................................ 11,950,077 8,971,142
Advisor Class ........................................................ (34,171,679) 76,113,619
Total capital share transactions ............................................ (143,966,974) 137,452,701
Net increase (decrease) in net assets ................................... (320,246,964) 146,754,815
Net assets:
Beginning of year ....................................................... 1,879,571,737 1,732,816,922
End of year ........................................................... $1,559,324,773 $1,879,571,737

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California Intermediate-Term Tax Free Trust
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-
Free Income Fund (Fund), and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The Fund
offers five classes of shares: Class A, Class A1, Class C,
Class R6, and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 13,257,948 $154,643,104 17,597,753 $214,024,496
Shares issued in reinvestment of distributions .......... 577,101 6,749,531 445,005 5,405,559
Shares redeemed ............................... (12,968,080) (149,725,720) (6,712,246) (81,323,982)
Net increase (decrease) .......................... 866,969 $11,666,915 11,330,512 $138,106,073
Class A1 Shares:
Shares sold ................................... 2,611,294 $29,974,263 2,557,570 $31,068,612
Shares issued in reinvestment of distributions .......... 987,999 11,555,381 1,095,106 13,294,362
Shares redeemed ............................... (11,632,278) (134,541,097) (7,490,848) (90,999,434)
Net increase (decrease) .......................... (8,032,985) $(93,011,453) (3,838,172) $(46,636,460)
Class C Shares:
Shares sold ................................... 625,869 $7,213,981 923,096 $11,264,453
Shares issued in reinvestment of distributions .......... 93,269 1,097,853 142,859 1,741,508
Shares redeemed
a
.............................. (4,105,637) (48,712,668) (4,267,339) (52,107,634)
Net increase (decrease) .......................... (3,386,499) $(40,400,834) (3,201,384) $(39,101,673)
Class R6 Shares:
Shares sold ................................... 2,295,790 $26,783,119 1,125,710 $13,716,722
Shares issued in reinvestment of distributions .......... 58,899 688,531 40,923 498,112
Shares redeemed ............................... (1,361,761) (15,521,573) (430,684) (5,243,692)
Net increase (decrease) .......................... 992,928 $11,950,077 735,949 $8,971,142
Advisor Class Shares:
Shares sold ................................... 28,955,989 $330,894,521 18,183,036 $221,476,108
Shares issued in reinvestment of distributions .......... 1,002,043 11,739,574 986,739 12,010,848
Shares redeemed ............................... (33,003,356) (376,805,774) (12,931,158) (157,373,337)
Net increase (decrease) .......................... (3,045,324) $(34,171,679) 6,238,617 $76,113,619
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2022, the gross effective investment management fee rate was 0.462% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended June 30, 2022, the Fund paid transfer agent fees of $1,240,598, of which $461,198 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2022, these purchase and sale transactions aggregated $171,760,000 and $105,245,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2022, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,295
CDSC retained .............................................................................. $204,881
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $43,745,182
Long term ................................................................................ 34,516,520
Total capital loss carryforwards ............................................................... $78,261,702
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
The tax character of distributions paid during the years ended June 30, 2022, and 2021, was as follows:
At June 30, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2022, aggregated
$503,310,311 and $614,275,679 respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2022, the value of this security was $4,256,250, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $38,534,538 $40,005,803
Cost of investments .......................................................................... $1,598,791,448
Unrealized appreciation ........................................................................ $19,981,230
Unrealized depreciation ........................................................................ (52,911,520)
Net unrealized appreciation (depreciation) .......................................................... $(32,930,290)
Distributable earnings:
Undistributed ordinary income ................................................................... $375,287
Undistributed tax exempt income ................................................................. $848,770
Total distributable earnings ..................................................................... $1,224,057
5. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statement s and determined that no events have occurred that require disclosure .

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2022, the related statement of operations for the year ended June 30, 2022, the statement of changes in net assets for each of the two years in the period ended June 30,
2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $38,534,538

Franklin California Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1985 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2006
and Lead
Independent
Trustee since
2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-
Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Co-
Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income
Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
California Tax-Free Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and five-year periods was
below the median of its Performance Universe, but the
10-year period was above the median of its Performance
Universe. The Board considered the income-related
attributes of the Fund (such as a fund’s investment objective and/or investment strategy) and that the evaluation of the
Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-related
attributes and investor expectations. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
six other California intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
5.6 basis points above the median of its Expense Group.
The Board also noted that the annual total expense ratio
for the Fund was below the median and in the first quintile
(least expensive) of its Expense Group. The Board further
noted that the Fund’s actual management fees were equal
to the median of the Expense Group and that the actual
total expense ratio for the Fund reflected a fee waiver from management. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability

Franklin California Tax-Free Trust
Shareholder Information

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Annual Report
report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT A 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $36,016 for the fiscal year ended June 30, 2022 and $35,548 for the fiscal year ended June 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $801 for the fiscal year ended June 30, 2022 and $0 for the fiscal year ended June 30, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended June 30, 2022 and $29,000 for the fiscal year ended June 30, 2021. The services for which these fees were paid included assets under management certification, professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $244,544 for the fiscal year ended June 30, 2022 and $29,000 for the fiscal year ended June 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022